Taxes (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of income tax expense benefi

	June 30, 2024	June 30, 2025	June 30, 2025
	RMB	RMB	USD
	(Unaudited)	(Unaudited)	(Unaudited)
Current	398,951	(4,770)	(664)
Deferred	(2,931,447)	-	-
Income tax expense	(2,532,496)	(4,770)	(664)

Schedule of Taxes payable

	December 31, 2024	June 30, 2025	June 30, 2025
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
VAT taxes payable	115,104	93,833	13,108
Income taxes payable	5,922	-	-
Other taxes payable	26,571	21,248	2,968
Totals	147,597	115,081	16,076